Initial Public Offering (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Units issued, description			Each Unit consisted of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”)
Exercise price, per share (in Dollars per share)			$ 11.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Units issued during the period shares	23,000,000
Generating gross proceeds (in Dollars)	$ 230,000,000
Units issued, description		Each Unit consisted of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”).
Exercise price, per share (in Dollars per share)		$ 11.5
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Units issued during the period shares	3,000,000